Acquisitions - Additional Information (Q3) (Details)					3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 21, 2017 USD ($)	Mar. 06, 2017 USD ($)	Feb. 03, 2017 USD ($)	Nov. 30, 2016 USD ($) Country Employee	Mar. 31, 2017 USD ($)	Mar. 21, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 22, 2018 USD ($)	Dec. 04, 2017 USD ($)	Oct. 02, 2017 USD ($)	Apr. 05, 2017 USD ($)	Mar. 14, 2017 USD ($)	Mar. 13, 2017 USD ($)	Nov. 30, 2016 € / shares
Business Acquisition [Line Items]
Cash payment for acquisition								$ 1,006,207,000	$ 904,695,000	$ 135,231,000
Equity issued in acquisition								25,500,000	534,679,000	$ 0
Escrow deposits								0	744,748,000
Acquisition of noncontrolling interest									760,599,000
Additions							$ 18,959,000
Goodwill							2,412,554,000	2,460,103,000	2,078,765,000
Customer Relationships
Business Acquisition [Line Items]
Acquired indefinite-lived intangible assets							$ 67,600,000
Intangible assets, weighted average useful life (years)							20 years
Trade Names
Business Acquisition [Line Items]
Acquired indefinite-lived intangible assets							$ 31,900,000
Faiveley Transport
Business Acquisition [Line Items]
Annual sales of Faiveley				$ 1,200,000,000
Number of employees (more than) | Employee				5,700
Number of countries Faiveley operates in | Country				24
Purchase price per share (in euros per share) | € / shares																	€ 100
Outstanding share capital acquired (as a percent)				51.00%
Percentage of voting interests in Faiveley (as a percent)	100.00%	22.00%	27.00%	49.00%		100.00%
Share conversion ratio				1.1538
Additional share capital acquired (as a percent)		21.00%	27.00%
Cash payment for acquisition	$ 17,500,000	$ 303,200,000	$ 411,800,000
Equity issued in acquisition		$ 300,000	$ 25,200,000
Cumulative share capital acquired (as a percent)	100.00%	99.00%	78.00%			100.00%
Cumulative voting rights acquired (as a percent)	100.00%	98.00%	76.00%	100.00%		100.00%
Business combination, consideration transferred				$ 1,507,000,000		$ 1,507,000,000
Escrow deposits									744,700,000
Acquisition of noncontrolling interest					$ 8,900,000
Adjustment to current liabilities acquired								65,300,000
Accounts receivable	$ 439,631,000			439,631,000		439,631,000
Current liabilities	819,493,000			819,493,000		819,493,000
Adjustment to other noncurrent assets								30,000,000
Additions								74,100,000
Accrued share based compensation acquired in acquisition				25,900,000			25,900,000
Goodwill	1,262,350,000			$ 1,262,350,000		1,262,350,000
Faiveley Transport | Customer Relationships
Business Acquisition [Line Items]
Adjustment to customer relationships acquired								21,800,000
Faiveley Transport | Restatement Adjustment | Fair Value of Receivables
Business Acquisition [Line Items]
Accounts receivable								2,800,000
Faiveley Transport | Restatement Adjustment | Fair Value of Current Liabilities
Business Acquisition [Line Items]
Current liabilities								36,200,000
Faiveley Transport | Restatement Adjustment | Fair Value of Assets Acquired and Liabilities Assumed
Business Acquisition [Line Items]
Accounts receivable								64,300,000
Current liabilities					$ 64,300,000			64,300,000
Faiveley Transport | Minimum
Business Acquisition [Line Items]
Percentage of business acquisition consideration payable in cash (as a percent)				25.00%
Faiveley Transport | Maximum
Business Acquisition [Line Items]
Percentage of business acquisition consideration payable in cash (as a percent)				45.00%
Acquisitions other than Faiveley
Business Acquisition [Line Items]
Escrow deposits							30,200,000	44,400,000
Other intangible assets							103,900,000
TTC
Business Acquisition [Line Items]
Purchase price, net of cash acquired														$ 32,511,000
Goodwill														14,095,000
Goodwill tax deduction														14,100,000
Other intangible assets														$ 12,300,000
ATP
Business Acquisition [Line Items]
Purchase price, net of cash acquired																$ 65,254,000
Goodwill																29,034,000
Goodwill tax deduction															$ 31,900,000	29,000,000
Other intangible assets																$ 25,000,000
Melett
Business Acquisition [Line Items]
Purchase price, net of cash acquired												$ 71,893,000
Goodwill												25,732,000
Goodwill tax deduction												0
Other intangible assets												$ 30,479,000
Annax
Business Acquisition [Line Items]
Purchase price, net of cash acquired											$ 28,664,000
Goodwill											14,301,000
Goodwill tax deduction											0
Other intangible assets											$ 23,998,000
AM General
Business Acquisition [Line Items]
Purchase price, net of cash acquired													$ 10,416,000
Goodwill													12,944,000
Goodwill tax deduction													0
Other intangible assets													$ 12,097,000
Freight Segment
Business Acquisition [Line Items]
Additions							5,252,000
Goodwill							716,500,000	718,958,000	550,902,000
Freight Segment | Faiveley Transport
Business Acquisition [Line Items]
Goodwill	72,000,000			$ 72,000,000		72,000,000
Transit Segment
Business Acquisition [Line Items]
Additions							13,707,000
Goodwill							$ 1,696,054,000	$ 1,741,145,000	$ 1,527,863,000
Transit Segment | Faiveley Transport
Business Acquisition [Line Items]
Goodwill	$ 1,190,400,000			$ 1,190,400,000		$ 1,190,400,000